UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

MMA Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356

(Address of principal executive offices)            (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-878-4000

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES—0.3%
Discover Card Master Trust, 5.10%, 10/15/13	$500,000	$525,290
Residential Funding Mortgage Securities II, Inc., 5.53%, 2/25/36	205,136	202,501
TOTAL ASSET BACKED SECURITIES		727,791

COLLATERALIZED MORTGAGE OBLIGATION—0.2%
JP Morgan Mortgage Trust, 4.50%, 9/25/34	404,230	386,410

COMMERCIAL MORTGAGE BACKED SECURITIES—9.5%
Banc of America Commercial Mortgage, Inc., 5.12%, 7/11/43	500,000	517,097
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	276,503	283,435
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	978,970
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	963,403
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	1,908,990
Bear Stearns Commercial Mortgage Securities, 4.52%, 11/11/41	500,000	485,039
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42+	1,000,000	1,000,810
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	935,790
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42+	1,125,000	1,143,609
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/11/50	1,000,000	999,243
Chase Commercial Mortgage Securities Corp., 7.32%, 10/15/32	872,658	902,164
First Union National Bank Commercial Mortgage, 6.22%, 12/12/33	500,000	524,313
GE Capital Commercial Mortgage Corp., 6.53%, 5/15/33	850,000	885,793
GMAC Commercial Mortgage Securities, Inc., 6.47%, 4/15/34	939,085	973,251
Heller Financial Commercial Mortgage Asset, 7.75%, 1/17/34	88,539	88,462
JP Morgan Chase Commercial Mortgage Securities Corp., 4.90%, 10/15/42	1,000,000	941,596
JP Morgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	1,000,000	983,288
JP Morgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	2,000,000	1,783,930
JP Morgan Chase Commercial Mortgage Securities Corp., 4.63%, 3/15/46	909,127	905,815
Morgan Stanley Capital, 4.83%, 6/12/47	1,000,000	998,645
Morgan Stanley Capital I, 5.98%, 8/12/41+	1,000,000	980,876
Morgan Stanley Capital I, 5.01%, 1/14/42	1,000,000	1,007,607
Morgan Stanley Dean Witter Capital I, 5.93%, 12/15/35	1,225,000	1,178,483
PNC Mortgage Acceptance Corp., 7.51%, 12/10/32+	1,344,841	1,344,124
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		22,714,733

FOREIGN BONDS—0.9%
Province of Ontario Canada, 4.10%, 6/16/14	1,000,000	1,057,265
Republic of Austria, 2.00%, 11/15/12(a)	1,000,000	998,720
TOTAL FOREIGN BONDS		2,055,985

MUNICIPAL BONDS—1.6%
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	500,000	537,250
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,500,000
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17	1,000,000	1,022,640
Wisconsin State Transportation Rev., 5.84%, 7/01/30	800,000	814,008
TOTAL MUNICIPAL BONDS		3,873,898

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—39.9%
ADVERTISING—0.5%
Omnicom Group, Inc., 6.25%, 7/15/19	$1,000,000	$1,078,760
AUTOMOBILE MANUFACTURERS—0.4%
PACCAR, Inc., 6.88%, 2/15/14	760,000	855,663
BIOTECHNOLOGY—0.5%
Amgen, Inc., 5.70%, 2/01/19	500,000	549,634
Biogen Idec, Inc., 6.00%, 3/01/13	500,000	531,466
		1,081,100
BROADCASTING & CABLE TV—1.2%
Comcast Corp., 5.70%, 5/15/18	500,000	525,682
Thomson Reuters Corp., 6.20%, 1/05/12	1,200,000	1,309,330
McGraw-Hill Cos., Inc./The, 5.38%, 11/15/12	1,000,000	1,051,191
		2,886,203
COMMERCIAL BANKS—1.8%
American Express Bank FSB, 5.55%, 10/17/12	630,000	667,725
Bank of New York Mellon Corp./The, 5.13%, 8/27/13	830,000	897,191
Wells Fargo & Co., 5.25%, 10/23/12	1,250,000	1,333,669
Wells Fargo & Co., Perpetual Bond, 7.98%, 2/28/49+	500,000	455,000
State Street Corp., 7.35%, 6/15/26	1,000,000	1,039,109
		4,392,694
COMMERCIAL SERVICES & SUPPLIES—0.6%
GATX Corp., 9.00%, 11/15/13	460,883	482,102
TTX Co., 4.90%, 3/01/15(a)	1,000,000	938,828
		1,420,930
COMPUTERS & PERIPHERALS—0.2%
Dell, Inc., 5.63%, 4/15/14	500,000	552,501
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,037,546
CONSUMER FINANCE—1.1%
American Honda Finance Corp., 4.63%, 4/02/13(a)	1,500,000	1,528,958
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,000,000	971,209
		2,500,167
CONTAINERS & PACKAGING—0.2%
Bemis Company, Inc., 5.65%, 8/01/14	500,000	530,866
DIVERSIFIED FINANCIAL SERVICES—4.8%
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	500,000	532,201
BP Capital Markets plc, 3.88%, 3/10/15	1,500,000	1,549,592
Citigroup, Inc., 5.13%, 5/05/14	1,000,000	988,578
GMAC LLC, 6.75%, 12/01/14(a)	600,000	510,000
FPL Energy Caithness Funding, 7.65%, 12/31/18(a)	656,213	662,126
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	948,976
Goldman Sachs Group, Inc./The, 6.88%, 1/15/11	500,000	530,921
Principal Life Global Funding I, 6.25%, 2/15/12(a)	1,000,000	1,047,271
JPMorgan Chase & Co., 4.75%, 5/01/13	1,000,000	1,058,699
NYSE Euronext, 4.80%, 6/28/13	1,000,000	1,062,311
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,031,601
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,474,948
		11,397,224
See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Embarq Corp., 6.74%, 6/01/13	$1,000,000	$1,084,402
ELECTRIC UTILITIES—5.0%
AEP Texas North Co., 5.50%, 3/01/13	1,000,000	1,059,691
Atlantic City Electric Co., 7.75%, 11/15/18	500,000	607,418
CenterPoint Energy Houston Electric LLC, 7.00%, 3/01/14	1,000,000	1,136,457
Consumers Energy Co., 6.70%, 9/15/19	625,000	721,274
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,150,249
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,771,234
Pacific Gas & Electric Co., 8.25%, 10/15/18	500,000	635,324
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,243,422
Niagara Mohawk Power Corp., 4.88%, 8/15/19(a)	500,000	509,065
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,128,274
TransAlta Corp., 6.65%, 5/15/18	500,000	504,546
Vectren Utility Holdings, Inc., 6.63%, 12/01/11	1,000,000	1,058,725
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	498,438
		12,024,117
ELECTRICAL EQUIPMENT—0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11	1,000,000	1,040,000
ENERGY - ALTERNATE SOURCES—0.4%
Salton Sea Funding, 7.48%, 11/30/18	939,151	1,017,964
FOOD & STAPLES RETAILING—0.2%
Kroger Co./The, 7.50%, 1/15/14	500,000	576,205
FOOD PRODUCTS—1.0%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,434,334
Kellogg Co., 4.25%, 3/06/13	1,000,000	1,050,258
		2,484,592
GAS UTILITIES—2.0%
National Fuel Gas Co., 6.50%, 4/15/18	500,000	531,565
Sempra Energy, 6.50%, 6/01/16	600,000	663,266
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	249,458
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,175,023
Northern Natural Gas Co., 5.38%, 10/31/12(a)	1,000,000	1,075,670
Southern Union Co., 8.25%, 11/15/29	1,050,000	1,190,497
		4,885,479
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
Beckman Coulter, Inc., 6.00%, 6/01/15	900,000	981,827
Johnson & Johnson, 5.95%, 8/15/37	500,000	569,321
		1,551,148
HEALTH CARE PROVIDERS & SERVICES—1.5%
Express Scripts, Inc., 6.25%, 6/15/14	550,000	604,420
Roche Holdings, Inc., 6.00%, 3/01/19(a)	1,000,000	1,113,139
McKesson Corp., 6.50%, 2/15/14	1,000,000	1,096,145
Howard Hughes Medical Institute, 3.45%, 9/01/14	665,000	679,449
		3,493,153
See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
HOTELS, RESTAURANTS & LEISURE—0.5%
Yum! Brands, Inc., 8.88%, 4/15/11	$1,000,000	$1,094,364
HOUSEHOLD DURABLES—0.3%
Stanley Works/The, 6.15%, 10/01/13	725,000	791,151
INDUSTRIAL CONGLOMERATES—0.9%
Cooper US, Inc., 5.45%, 4/01/15	1,000,000	1,060,198
Harsco Corp., 5.75%, 5/15/18	1,000,000	1,037,023
		2,097,221
INTEGRATED TELECOMMUNICATION SERVICES—1.3%
AT&T, Inc., 4.95%, 1/15/13	1,000,000	1,066,200
Sprint Capital Corp., 7.63%, 1/30/11	1,000,000	1,023,750
Verizon Communications, Inc., 5.50%, 4/01/17	1,000,000	1,065,658
		3,155,608
IT SERVICES—0.4%
Dun & Bradstreet Corp., 6.00%, 4/01/13	1,000,000	1,036,419
MULTI-LINE INSURANCE—0.4%
American International Group, 4.25%, 5/15/13	500,000	416,394
Metropolitan Life Global Funding I, 5.13%, 6/10/14(a)	500,000	522,345
		938,739
MULTILINE RETAIL—0.5%
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,285,614
OFFICE ELECTRONICS—0.4%
Xerox Corp., 6.35%, 5/15/18	1,000,000	1,039,606
OIL, GAS & CONSUMABLE FUELS—2.3%
Conoco, Inc., 6.95%, 4/15/29	1,075,000	1,261,575
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	1,000,000	1,039,570
XTO Energy, Inc., 7.50%, 4/15/12	1,000,000	1,108,716
Shell International Finance BV, 4.00%, 3/21/14	1,000,000	1,050,416
Motiva Enterprises LLC, 5.20%, 9/15/12(a)	1,000,000	1,033,024
		5,493,301
PERSONAL PRODUCTS—0.5%
Avon Products, Inc., 5.63%, 3/01/14	1,000,000	1,087,303
PHARMACEUTICALS—1.2%
Abbott Laboratories, 5.13%, 4/01/19	1,000,000	1,059,722
Novartis Capital Corp., 4.13%, 2/10/14	1,250,000	1,319,935
Merck & Co., Inc./NJ, 4.00%, 6/30/15	500,000	525,369
		2,905,026
PROPERTY & CASUALTY INSURANCE—1.5%
WR Berkley Corp., 5.13%, 9/30/10	1,000,000	1,006,829
Chubb Corp., 6.50%, 5/15/38	500,000	589,484
Fidelity National Title, 7.30%, 8/15/11	1,000,000	998,482
Markel Corp., 6.80%, 2/15/13	1,000,000	1,014,227
		3,609,022
See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—39.9%, continued
PUBLISHING—0.3%
Washington Post Co./The, 7.25%, 2/01/19	$575,000	$636,069
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
Simon Property Group LP, 6.35%, 8/28/12	1,200,000	1,275,774
ROAD & RAIL—1.1%
CSX Transportation, Inc., 8.38%, 10/15/14	480,519	568,972
Canadian National Railway Co., 4.40%, 3/15/13	1,000,000	1,049,824
ERAC USA Finance Co., 5.90%, 11/15/15(a)	1,000,000	994,634
		2,613,430
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Analog Devices, Inc., 5.00%, 7/01/14	500,000	525,325
Applied Materials, Inc., 7.13%, 10/15/17	500,000	555,777
KLA Instruments Corp., 6.90%, 5/01/18	1,000,000	1,045,267
		2,126,369
SOFT DRINKS—0.5%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,065,656
SPECIALTY RETAIL—0.5%
Home Depot, Inc., 5.25%, 12/16/13	500,000	532,848
Staples, Inc., 9.75%, 1/15/14	500,000	600,619
		1,133,467
SUPRANATIONAL—1.3%
Corp. Andina de Fomento, 5.20%, 5/21/13	1,000,000	1,040,444
Inter-American Development Bank, 3.50%, 3/15/13	1,000,000	1,046,784
International Finance Facility for Immunisation (IFFIM), 5.00%, 11/14/11(a)	1,000,000	1,073,280
		3,160,508
THRIFTS & MORTGAGE FINANCE—0.4%
Countrywide Financial Corp., 5.80%, 6/07/12	1,000,000	1,054,904
TRUCKING—0.4%
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	895,004	878,357
WATER UTILITIES—0.4%
American Water Capital Corp., 6.09%, 10/15/17	1,000,000	1,053,439
TOTAL CORPORATE BONDS		95,422,061

CORPORATE NOTES—1.1%
DEVELOPMENT AUTHORITIES—1.1%
MMA Community Development Investment, Inc. (Restricted), 0.84%, 12/31/09+(b)	910,000	910,000
MMA Community Development Investment, Inc. (Restricted), 1.26%, 12/31/09+(b)	1,605,000	1,605,000
TOTAL CORPORATE NOTES		2,515,000

INTEREST ONLY BONDS—0.1%
FREDDIE MAC REMICS — 0.1%
5.00%, 4/15/29	2,000,000	145,812
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION IO — 0.0%
0.85%, 4/16/27+	6,759,566	143,929
TOTAL INTEREST ONLY BONDS		289,741

U.S. GOVERNMENT AGENCIES—40.3%
FEDERAL FARM CREDIT BANK — 0.9%

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

U.S. GOVERNMENT AGENCIES—40.3%, continued
4.88%, 12/16/15	$2,000,000	$2,169,202
FEDERAL HOME LOAN BANK — 4.0%
3.88%, 6/14/13	300,000	319,175
4.13%, 8/13/10	1,000,000	1,031,387
5.00%, 11/17/17	4,000,000	4,369,708
5.00%, 12/10/21	2,625,000	2,903,058
6.63%, 11/15/10	900,000	960,073
		9,583,401
FEDERAL HOME LOAN MORTGAGE CORP. — 14.1%
2.97%, 5/01/34+	501,121	509,197
2.97%, 5/01/34+	257,296	261,450
3.75%, 3/27/19	3,500,000	3,501,708
4.13%, 7/12/10	1,987,000	2,044,963
4.50%, 6/01/18	1,115,992	1,178,886
5.00%, 4/01/19	1,139,754	1,209,831
5.00%, 12/01/21	1,906,274	2,009,779
5.00%, 2/15/32	2,000,000	2,074,569
5.00%, 7/01/35	1,834,360	1,902,078
5.50%, 4/01/22	1,772,352	1,878,277
5.50%, 11/01/33	900,039	947,197
5.50%, 3/01/36	1,204,326	1,265,169
5.50%, 6/01/36	1,638,126	1,718,070
5.50%, 6/01/36	1,834,836	1,924,666
5.50%, 12/01/36	1,813,958	1,902,766
5.50%, 12/01/36	1,785,086	1,872,481
6.00%, 9/01/17	747,284	796,266
6.00%, 4/01/27	1,805,137	1,922,442
6.00%, 6/01/36	1,233,946	1,306,132
6.00%, 8/01/37	1,172,416	1,240,270
6.88%, 9/15/10	1,081,000	1,146,178
7.00%, 2/01/30	328,235	355,684
7.00%, 3/01/31	289,420	313,623
7.50%, 7/01/30	543,785	589,550
		33,871,232
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 16.8%
2.80%, 5/01/34+	395,433	403,455
3.11%, 2/01/34+	376,434	384,240
3.90%, 6/01/33+	144,984	149,503
4.13%, 4/15/14	900,000	964,268
5.00%, 2/13/17	3,000,000	3,316,596
5.00%, 7/01/18	586,484	623,093
5.00%, 9/01/18	794,847	844,462
5.00%, 4/01/25	1,365,733	1,429,277
5.00%, 7/01/25	1,196,946	1,252,637
5.00%, 10/01/25	1,485,975	1,555,114
5.00%, 10/01/35	1,979,262	2,047,383
5.39%, 5/01/37+	1,910,411	2,009,529
5.50%, 6/01/22	1,344,593	1,426,424
5.50%, 11/01/25	390	413
5.50%, 2/01/34	756,448	792,301
5.50%, 1/01/35	1,571,327	1,651,203
5.50%, 10/01/35	2,291,489	2,406,541

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

U.S. GOVERNMENT AGENCIES—40.3%, continued
5.50%, 11/01/36	$1,904,540	$1,994,808
6.00%, 10/01/33	400,172	422,707
6.00%, 11/01/34	1,588,013	1,677,437
6.00%, 10/01/35	1,013,414	1,070,482
6.00%, 6/01/36	1,033,385	1,091,577
6.63%, 11/15/30	6,750,000	8,712,313
7.00%, 7/01/15	6,414	7,092
7.00%, 11/01/19	45,137	50,136
7.00%, 11/01/19	80,234	89,119
7.25%, 1/15/10	3,450,000	3,521,122
8.50%, 9/01/26	234,618	268,088
		40,161,320
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.6%
4.50%, 1/20/34+	190,335	194,312
5.50%, 10/20/38	2,355,725	2,472,407
6.50%, 11/20/38	656,775	683,867
6.75%, 4/15/16	58,149	62,858
7.00%, 12/20/30	91,519	98,085
7.00%, 10/20/31	61,855	66,293
7.00%, 3/20/32	205,260	219,987
		3,797,809
SMALL BUSINESS ADMINISTRATION — 0.3%
1.00%, 9/25/18+	45,834	45,517
5.60%, 2/25/32+	607,474	596,840
		642,357
FDIC GUARANTEED—2.6%
General Electric Capital Corp., 1.63%, 1/07/11	1,400,000	1,415,043
PNC Funding Corp., 1.88%, 6/22/11	650,000	657,839
Citigroup Funding, Inc., 1.88%, 11/15/12	1,330,000	1,327,712
General Electric Capital Corp., 2.20%, 6/08/12	175,000	177,705
JPMorgan Chase & Co., 2.63%, 12/01/10	1,000,000	1,022,148
Regions Bank/Birmingham AL, 3.25%, 12/09/11	1,500,000	1,560,459
		6,160,906
TOTAL U.S. GOVERNMENT AGENCIES		96,386,227

	SHARES	VALUE
INVESTMENT COMPANY—0.5%
MUTUAL FUND—0.5%
Pax World High Yield Bond Fund	167,685	1,267,701

	PRINCIPAL
	AMOUNT	VALUE
SHORT TERM INVESTMENT—5.1%
JPMorgan U.S. Government Money Market Fund	12,244,825	12,244,825

TOTAL INVESTMENTS (Cost* $229,165,845)—99.5%		$237,884,372
Other assets in excess of liabilities — 0.5%		1,212,751
NET ASSETS—100%		$239,097,123

+	Variable rate security. Rates presented are the rates in effect at September 30, 2009.

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

(a)
144a security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At September 30, 2009, these securities were valued at $14,480,963 or 6.1% of net assets.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Shares	Acquisition Date
MMA Community Development Investment, Inc. (Restricted)	0.84%	910,000	12/2001
MMA Community Development Investment, Inc. (Restricted)	1.26%	1,605,000	12/2001

At September 30, 2009, these securities had an aggregate market value of 2,515,000, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.

Plc	Public Liability Company.

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Class B	17,900	$1,010,813

AUTOMOBILES—1.0%
Harley-Davidson, Inc.	83,100	1,911,300

BEVERAGES—0.5%
Coca-Cola Co./The	19,300	1,036,410

BROADCASTING & CABLE TV—0.4%
Grupo Televisa SA- ADR (Mexico)	43,600	810,524

CAPITAL MARKETS—5.4%
Ameriprise Financial, Inc.	40,200	1,460,466
Bank of New York Mellon Corp./The	118,200	3,426,618
Goldman Sachs Group, Inc./The	7,280	1,342,068
Julius Baer Holding AG (Switzerland)	81,800	4,084,869
		10,314,021
CHEMICALS—0.2%
Potash Corp of Saskatchewan, Inc. (Canada)	4,627	418,003

COMMERCIAL BANKS—4.4%
Wells Fargo & Co.	295,458	8,326,007

COMMERCIAL SERVICES & SUPPLIES—1.8%
Iron Mountain, Inc. (a)	129,600	3,455,136

COMPUTERS & PERIPHERALS—1.5%
Hewlett-Packard Co.	60,250	2,844,403

CONSTRUCTION MATERIALS—1.7%
Martin Marietta Materials, Inc.	22,500	2,071,575
Vulcan Materials Co.	22,300	1,205,761
		3,277,336
CONSUMER FINANCE—4.4%
American Express Co.	247,800	8,400,420

CONTAINERS & PACKAGING—1.9%
Sealed Air Corp.	187,800	3,686,514

DIVERSIFIED CONSUMER SERVICES—0.6%
H&R Block, Inc.	64,250	1,180,915

DIVERSIFIED FINANCIAL SERVICES—3.6%
JPMorgan Chase & Co.	130,400	5,714,128
Moody's Corp.	54,800	1,121,208
		6,835,336
ELECTRICAL EQUIPMENT—0.5%
ABB Ltd.- ADR (Switzerland)(a)	43,940	880,558

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%, continued
ENERGY EQUIPMENT & SERVICES—0.9%
Transocean Ltd. (a)	20,055	$1,715,304

FOOD & STAPLES RETAILING—9.7%
Costco Wholesale Corp.	244,400	13,798,824
CVS Caremark Corp.	128,622	4,596,950
		18,395,774
FOOD PRODUCTS—0.3%
Hershey Co./The	12,500	485,750

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
Becton Dickinson and Co.	23,600	1,646,100
CareFusion Corp. (a)	19,465	424,337
		2,070,437
HEALTH CARE PROVIDERS & SERVICES—2.8%
Cardinal Health, Inc.	38,930	1,043,324
Express Scripts, Inc., Class A (a)	29,800	2,311,884
Laboratory Corp of America Holdings (a)	6,900	453,330
UnitedHealth Group, Inc.	57,600	1,442,304
		5,250,842
HOUSEHOLD DURABLES—0.2%
Hunter Douglas NV (Netherlands)	8,300	334,259

HOUSEHOLD PRODUCTS—4.1%
Procter & Gamble Co./The	133,200	7,714,944

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
AES Corp./The (a)	31,600	468,312

INDUSTRIAL CONGLOMERATES—0.8%
Tyco International Ltd. (Bermuda)	43,890	1,513,327

INSURANCE—11.5%
American International Group, Inc. (a)	5,210	229,813
Berkshire Hathaway, Inc., Class A (a)	90	9,090,000
Hartford Financial Services Group, Inc.	37,000	980,500
Loews Corp.	138,300	4,736,775
Markel Corp. (a)	525	173,156
NIPPONKOA Insurance Co. Ltd. (Japan)	14,000	87,641
Principal Financial Group, Inc.	15,900	435,501
Progressive Corp./The (a)	239,300	3,967,594
Sun Life Financial, Inc. (Canada)	11,600	362,384
Transatlantic Holdings, Inc.	38,443	1,928,685
		21,992,049
INTERNET & CATALOG RETAIL—0.8%
Amazon.com, Inc. (a)	10,400	970,944

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%, continued
INTERNET & CATALOG RETAIL—0.8% , continued
Liberty Media Corp. - Interactive, Series A (a)	44,175	$484,600
		1,455,544
INTERNET SOFTWARE & SERVICES—3.5%
Google, Inc., Class A (a)	13,460	6,674,141

IT SERVICES—0.3%
Visa, Inc., Class A	6,970	481,697

MACHINERY—0.3%
PACCAR, Inc.	16,310	615,050

MARINE—0.9%
China Shipping Development Co. Ltd., Class H (China)	472,000	596,848
Kuehne + Nagel International AG (Switzerland)	12,600	1,094,886
		1,691,734
MEDIA—3.4%
Comcast Corp. - Special, Class A	98,050	1,576,644
Liberty Media Corp. - Entertainment, Series A (a)	33,440	1,040,318
News Corp., Class A	208,600	2,501,114
Walt Disney Co./The	52,600	1,444,396
		6,562,472
METALS & MINING—0.9%
BHP Billiton plc (United Kingdom)	33,700	919,850
Rio Tinto plc (United Kingdom)	18,300	780,400
		1,700,250
OIL, GAS & CONSUMABLE FUELS—9.7%
Canadian Natural Resources Ltd. (Canada)	66,900	4,495,011
ConocoPhillips	25,250	1,140,290
Devon Energy Corp.	88,600	5,965,438
EOG Resources, Inc.	72,600	6,062,826
OGX Petroleo E Gas Participacoes SA (Brazil)	1,000	763,760
		18,427,325
PAPER & FOREST PRODUCTS—0.9%
Sino-Forest Corp., Class A (Canada)(a)	113,860	1,798,237

PERSONAL PRODUCTS—0.1%
Natura Cosmeticos SA (Brazil)	12,200	219,345

PHARMACEUTICALS—7.4%
Johnson & Johnson	66,100	4,024,829
Merck & Co., Inc.	56,500	1,787,095
Schering-Plough Corp.	290,300	8,200,975
		14,012,899
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
Brookfield Asset Management, Inc., Class A (Canada)	43,600	990,156

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3% , continued
Hang Lung Group Ltd. (Hong Kong)	313,000	$1,567,009
		2,557,165
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Texas Instruments, Inc.	152,600	3,615,094

SOFTWARE—2.4%
Activision Blizzard, Inc. (a)	81,500	1,009,785
Microsoft Corp.	135,600	3,510,684
		4,520,469
SPECIALTY RETAIL—2.0%
Bed Bath & Beyond, Inc. (a)	63,500	2,383,790
CarMax, Inc. (a)	67,100	1,402,390
		3,786,180
TRANSPORTATION INFRASTRUCTURE—1.4%
China Merchants Holdings International Co. Ltd. (Hong Kong)	629,879	2,088,747
COSCO Pacific Ltd. (Bermuda)	413,041	592,643
LLX Logistica SA (Brazil)(a)	2,600	9,511
		2,690,901
TOTAL COMMON STOCKS		185,137,197

COMMERCIAL PAPER—2.0%
Societe Generale North America CP, 0.04%, 10/01/09	3,722,000	3,722,000

CORPORATE BOND—0.7%
AUTOMOBILES—0.7%
Harley-Davidson, Inc., 15.00%, 2/01/14	1,000,000	1,217,998

CORPORATE NOTES—1.5%
DEVELOPMENT AUTHORITIES—1.5%
MMA Community Development Investment, Inc., 0.84%, 12/31/09+(b)	903,000	903,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09+(b)	2,032,000	2,032,000
TOTAL CORPORATE NOTES		2,935,000

SHORT TERM INVESTMENT—0.0%
JPMorgan U.S. Government Money Market Fund	25,013	25,013

TOTAL INVESTMENTS (Cost* $202,504,549)—101.4%		$193,037,208
Other liabilities in excess of other assets — (1.4)%		(2,579,771)
NET ASSETS—100%		$190,457,437

(a)	Non-income producing securities.

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Shares	Acquisition Date
MMA Community Development Investment, Inc. (Restricted)	0.84%	903,000	12/2001
MMA Community Development Investment, Inc. (Restricted)	1.26%	2,032,000	12/2001

At September 30, 2009, these securities had an aggregate market value of 2,935,000, representing 1.5% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2009.
*	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt.
plc	Public Liability Company.

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%
AUTO COMPONENTS—0.5%
Autoliv, Inc.	1,556	$52,282
Johnson Controls, Inc.	10,561	269,939
		322,221
AUTOMOBILES—0.2%
Harley-Davidson, Inc.	4,765	109,595

BEVERAGES—1.9%
Coca-Cola Co./The	17,799	955,806
Coca-Cola Enterprises, Inc.	3,592	76,905
Pepsi Bottling Group, Inc.	3,408	124,188
		1,156,899
BUILDING PRODUCTS—0.2%
Masco Corp.	7,650	98,838

CAPITAL MARKETS—5.2%
Ameriprise Financial, Inc.	4,047	147,028
Bank of New York Mellon Corp./The	19,678	570,465
Goldman Sachs Group, Inc./The	7,628	1,406,222
Invesco Ltd.	8,364	190,365
Legg Mason, Inc.	2,963	91,942
Morgan Stanley	18,821	581,192
State Street Corp.	2,832	148,963
		3,136,177
CHEMICALS—1.8%
Air Products & Chemicals, Inc.	2,375	184,253
EI Du Pont de Nemours & Co.	15,351	493,381
FMC Corp.	861	48,431
International Flavors & Fragrances, Inc.	2,525	95,773
Lubrizol Corp.	1,243	88,825
PPG Industries, Inc.	3,440	200,242
		1,110,905
COMMERCIAL BANKS—6.3%
BB&T Corp.	9,350	254,694
Comerica, Inc.	2,600	77,142
Fifth Third Bancorp	12,540	127,030
First Horizon National Corp. (a)	4,320	57,148
Huntington Bancshares, Inc./OH	8,275	38,975
Keycorp	9,810	63,765
M&T Bank Corp.	1,320	82,262
Marshall & Ilsley Corp.	4,130	33,329
PNC Financial Services Group, Inc.	7,186	349,168
Regions Financial Corp.	17,070	106,005
SunTrust Banks, Inc.	7,510	169,351
Synovus Financial Corp.	9,514	35,677
US Bancorp	19,757	431,888
Wells Fargo & Co.	70,110	1,975,700
Zions Bancorp.	1,970	35,401
		3,837,535
COMMERCIAL SERVICES & SUPPLIES—0.3%
Avery Dennison Corp.	2,490	89,665

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%, continued
COMMERCIAL SERVICES & SUPPLIES—0.3% , continued
RR Donnelley & Sons Co.	4,380	$93,119
		182,784
COMMUNICATIONS EQUIPMENT—0.5%
Motorola, Inc.	28,186	242,118
Tellabs, Inc. (a)	9,507	65,788
		307,906
COMPUTERS & PERIPHERALS—0.1%
Seagate Technology	4,940	75,137

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	2,061	111,438

CONSUMER FINANCE—1.3%
American Express Co.	8,946	303,269
Capital One Financial Corp.	7,416	264,974
Discover Financial Services	8,744	141,915
SLM Corp. (a)	9,031	78,750
		788,908
CONTAINERS & PACKAGING—0.2%
Owens-Illinois, Inc. (a)	3,063	113,025

DISTRIBUTORS—0.2%
Genuine Parts Co.	3,890	148,053

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	4,703	86,441

DIVERSIFIED FINANCIAL SERVICES—9.8%
Bank of America Corp.	138,896	2,350,120
Citigroup, Inc.	164,318	795,299
JPMorgan Chase & Co.	59,796	2,620,261
Leucadia National Corp. (a)	3,630	89,734
NYSE Euronext	4,404	127,231
		5,982,645
DIVERSIFIED TELECOMMUNICATION SERVICES—7.5%
AT&T, Inc.	95,903	2,590,340
CenturyTel, Inc.	6,877	231,067
Qwest Communications International, Inc.	29,266	111,504
Verizon Communications, Inc.	49,520	1,498,970
Windstream Corp.	12,182	123,404
		4,555,285
ELECTRIC UTILITIES—1.1%
FPL Group, Inc.	6,950	383,849
Northeast Utilities	4,607	109,370
Pepco Holdings, Inc.	5,850	87,048
Pinnacle West Capital Corp.	2,837	93,110
		673,377
ELECTRICAL EQUIPMENT—1.1%
Cooper Industries plc, Class A	2,125	79,836

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%, continued
ELECTRICAL EQUIPMENT—1.1% , continued
Emerson Electric Co.	11,549	$462,884
Rockwell Automation, Inc./DE	2,683	114,296
		657,016
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Arrow Electronics, Inc. (a)	2,680	75,442
Flextronics International Ltd. (a)	17,618	131,430
		206,872
ENERGY EQUIPMENT & SERVICES—1.0%
ENSCO International, Inc.	1,066	45,348
Nabors Industries Ltd. (a)	3,702	77,372
National Oilwell Varco, Inc. (a)	3,276	141,294
Noble Corp.	959	36,404
Patterson-UTI Energy, Inc.	3,354	50,645
Pride International, Inc. (a)	3,476	105,809
Seahawk Drilling, Inc. (a)	231	7,182
Transocean Ltd. (a)	1,604	137,190
		601,244
FOOD & STAPLES RETAILING—0.8%
Kroger Co./The	4,993	103,055
Safeway, Inc.	8,190	161,507
SUPERVALU, Inc.	4,544	68,433
Sysco Corp.	6,896	171,366
		504,361
FOOD PRODUCTS—2.8%
ConAgra Foods, Inc.	9,430	204,442
General Mills, Inc.	3,472	223,527
HJ Heinz Co.	5,480	217,830
Hormel Foods Corp.	2,640	93,773
Kraft Foods, Inc., Class A	25,161	660,980
McCormick & Co., Inc./MD	4,389	148,963
Sara Lee Corp.	13,500	150,390
		1,699,905
GAS UTILITIES—0.4%
National Fuel Gas Co.	1,408	64,501
ONEOK, Inc.	2,681	98,178
Questar Corp.	1,495	56,152
		218,831
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
Boston Scientific Corp. (a)	23,812	252,169
CareFusion Corp. (a)	3,250	70,850
Covidien plc	6,787	293,606
Hospira, Inc. (a)	2,130	94,998
		711,623
HEALTH CARE PROVIDERS & SERVICES—1.9%
Aetna, Inc.	3,872	107,758
AmerisourceBergen Corp.	8,120	181,725
Cardinal Health, Inc.	6,500	174,200
CIGNA Corp.	5,352	150,338
Coventry Health Care, Inc. (a)	2,032	40,559
Omnicare, Inc.	2,634	59,318

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%, continued
HEALTH CARE PROVIDERS & SERVICES—1.9% , continued
UnitedHealth Group, Inc.	10,479	$262,394
WellPoint, Inc. (a)	3,097	146,674
		1,122,966
HOTELS, RESTAURANTS & LEISURE—0.9%
Carnival Corp.	6,173	205,438
Darden Restaurants, Inc.	1,878	64,096
Royal Caribbean Cruises Ltd. (a)	3,160	76,093
Starwood Hotels & Resorts Worldwide, Inc.	3,392	112,038
Wyndham Worldwide Corp.	4,470	72,950
		530,615
HOUSEHOLD DURABLES—0.9%
DR Horton, Inc.	5,034	57,438
Leggett & Platt, Inc.	3,470	67,318
Lennar Corp., Class A	3,645	51,941
Mohawk Industries, Inc. (a)	1,561	74,444
Newell Rubbermaid, Inc.	5,570	87,393
Stanley Works (The)	2,190	93,491
Whirlpool Corp.	1,734	121,311
		553,336
HOUSEHOLD PRODUCTS—2.2%
Kimberly-Clark Corp.	5,721	337,425
Procter & Gamble Co./The	17,507	1,014,005
		1,351,430
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
AES Corp./The (a)	5,515	81,732
NRG Energy, Inc. (a)	3,398	95,790
		177,522
INDUSTRIAL CONGLOMERATES—1.5%
3M Co.	9,455	697,779
Tyco International Ltd.	7,001	241,394
		939,173
INSURANCE—8.5%
ACE Ltd. (a)	6,000	320,760
AFLAC, Inc.	7,495	320,336
Allstate Corp./The	8,579	262,689
Aon Corp.	5,090	207,112
Assurant, Inc.	2,690	86,241
Axis Capital Holdings Ltd.	3,286	99,172
Chubb Corp.	6,780	341,780
Cincinnati Financial Corp.	3,180	82,648
Everest Re Group Ltd.	1,400	122,780
Fidelity National Financial, Inc., Class A	4,554	68,674
First American Corp.	1,690	54,705
Hartford Financial Services Group, Inc.	5,940	157,410
Lincoln National Corp.	4,865	126,052
Loews Corp.	5,904	202,212
Markel Corp. (a)	219	72,231
Marsh & McLennan Cos., Inc.	10,960	271,041
MetLife, Inc.	13,003	495,024
Principal Financial Group, Inc.	4,754	130,212

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%, continued
INSURANCE—8.5% , continued
Progressive Corp./The (a)	10,391	$172,283
Prudential Financial, Inc.	7,494	374,026
RenaissanceRe Holdings Ltd.	1,607	87,999
Torchmark Corp.	1,879	81,605
Transatlantic Holdings, Inc.	1,150	57,696
Travelers Cos., Inc./The	10,510	517,407
Unum Group	7,159	153,489
White Mountains Insurance Group Ltd.	230	70,612
Willis Group Holdings Ltd.	3,790	106,954
XL Capital Ltd., Class A	6,520	113,839
		5,156,989
INTERNET & CATALOG RETAIL—0.2%
Expedia, Inc. (a)	1,938	46,415
Liberty Media Corp. - Interactive, Series A (a)	7,510	82,385
		128,800
LEISURE EQUIPMENT & PRODUCTS—0.4%
Hasbro, Inc.	2,627	72,899
Mattel, Inc.	8,140	150,265
		223,164
LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific, Inc. (a)	5,837	254,902
MACHINERY—1.5%
Cummins, Inc.	3,263	146,215
Deere & Co.	3,896	167,216
Harsco Corp.	1,722	60,976
Illinois Tool Works, Inc.	7,763	331,558
Ingersoll-Rand plc, Series A	5,920	181,566
Joy Global, Inc.	985	48,206
		935,737
MEDIA—4.9%
CBS Corp., Class B	10,820	130,381
Comcast Corp. - Special, Class A	3,346	53,804
Comcast Corp., Class A	6,950	117,386
Liberty Media Corp. - Entertainment, Series A (a)	8,936	277,999
News Corp., Class A	32,056	384,351
News Corp., Class B	8,380	117,236
Time Warner Cable, Inc.	6,124	263,883
Time Warner, Inc.	22,664	652,270
Virgin Media, Inc.	7,015	97,649
Walt Disney Co./The	28,830	791,672
Washington Post Co./The, Class B	142	66,467
		2,953,098
METALS & MINING—0.9%
Allegheny Technologies, Inc.	822	28,762
Cliffs Natural Resources, Inc.	2,030	65,691
Commercial Metals Co.	1,468	26,277
Nucor Corp.	5,832	274,162
Steel Dynamics, Inc.	4,344	66,637

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%, continued
METALS & MINING—0.9% , continued
United States Steel Corp.	2,475	$109,816
		571,345
MULTILINE RETAIL—0.5%
JC Penney Co., Inc.	2,298	77,558
Macy's, Inc.	8,090	147,966
Sears Holdings Corp. (a)	1,339	87,450
		312,974
MULTI-UTILITIES—1.6%
Alliant Energy Corp.	3,470	96,640
CenterPoint Energy, Inc.	8,343	103,703
Consolidated Edison, Inc.	5,600	229,264
DTE Energy Co.	2,550	89,607
MDU Resources Group, Inc.	3,469	72,329
NiSource, Inc.	7,150	99,313
PG&E Corp.	6,970	282,215
		973,071
OFFICE ELECTRONICS—0.2%
Xerox Corp.	16,880	130,651
OIL, GAS & CONSUMABLE FUELS—7.4%
Anadarko Petroleum Corp.	3,170	198,854
Apache Corp.	5,485	503,688
Arch Coal, Inc.	2,100	46,473
Cabot Oil & Gas Corp.	1,347	48,155
Chesapeake Energy Corp.	9,842	279,513
Cimarex Energy Co.	1,729	74,900
ConocoPhillips	22,453	1,013,977
Devon Energy Corp.	6,935	466,934
El Paso Corp.	12,590	129,929
EOG Resources, Inc.	1,054	88,020
Forest Oil Corp. (a)	1,309	25,617
Hess Corp.	1,933	103,338
Marathon Oil Corp.	10,627	339,001
Murphy Oil Corp.	1,286	74,035
Newfield Exploration Co. (a)	2,880	122,573
Pioneer Natural Resources Co.	2,500	90,725
Spectra Energy Corp.	12,805	242,527
Sunoco, Inc.	2,362	67,199
Valero Energy Corp.	9,260	179,551
Williams Cos., Inc./The	9,524	170,194
XTO Energy, Inc.	5,304	219,161
		4,484,364
PAPER & FOREST PRODUCTS—0.6%
International Paper Co.	7,650	170,059
MeadWestvaco Corp.	4,850	108,204
Weyerhaeuser Co.	2,414	88,473
		366,736
PHARMACEUTICALS—8.3%
Bristol-Myers Squibb Co.	33,530	755,095
Eli Lilly & Co.	17,460	576,704

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%, continued
PHARMACEUTICALS—8.3% , continued
Forest Laboratories, Inc. (a)	3,471	$102,186
Johnson & Johnson	22,706	1,382,568
King Pharmaceuticals, Inc. (a)	7,944	85,557
Merck & Co., Inc.	33,582	1,062,199
Wyeth	22,010	1,069,246
		5,033,555
PROFESSIONAL SERVICES—0.2%
Manpower, Inc.	1,790	101,511
REAL ESTATE INVESTMENT TRUSTS (REITS)—3.4%
AMB Property Corp. REIT	2,750	63,112
Annaly Capital Management, Inc. REIT	9,607	174,271
AvalonBay Communities, Inc. REIT	1,702	123,786
Boston Properties, Inc. REIT	2,165	141,916
Duke Realty Corp. REIT	4,136	49,673
Equity Residential REIT	4,980	152,886
Federal Realty Investment Trust REIT	1,074	65,911
HCP, Inc. REIT	4,495	129,186
Host Hotels & Resorts, Inc. REIT	7,467	87,887
Kimco Realty Corp. REIT	6,550	85,412
Liberty Property Trust REIT	2,156	70,135
Macerich Co./The REIT	1,790	54,291
Plum Creek Timber Co., Inc. REIT	3,320	101,725
ProLogis REIT	6,068	72,331
Regency Centers Corp. REIT	1,634	60,540
Simon Property Group, Inc. REIT	4,379	304,034
UDR, Inc. REIT	3,642	57,325
Ventas, Inc. REIT	1,895	72,957
Vornado Realty Trust REIT	2,571	165,581
Weingarten Realty Investors REIT	2,084	41,513
		2,074,472
ROAD & RAIL—1.6%
Burlington Northern Santa Fe Corp.	4,988	398,192
CSX Corp.	6,245	261,416
Norfolk Southern Corp.	6,609	284,914
		944,522
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
Analog Devices, Inc.	4,303	118,677
Applied Materials, Inc.	5,718	76,621
Intel Corp.	61,269	1,199,035
Intersil Corp., Class A	3,100	47,461
Micron Technology, Inc. (a)	6,831	56,014
Texas Instruments, Inc.	5,664	134,180
Xilinx, Inc.	6,467	151,457
		1,783,445
SOFTWARE—0.1%
Cadence Design Systems, Inc. (a)	5,487	40,275
SPECIALTY RETAIL—1.2%
Foot Locker, Inc.	3,454	41,275

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%, continued
SPECIALTY RETAIL—1.2% , continued
Gap, Inc./The	7,045	$150,763
Home Depot, Inc.	14,972	398,854
Limited Brands, Inc.	6,136	104,251
Tiffany & Co.	868	33,444
		728,587
TEXTILES, APPAREL & LUXURY GOODS—0.2%
VF Corp.	1,870	135,444
THRIFTS & MORTGAGE FINANCE—0.2%
People's United Financial, Inc.	6,864	106,804
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Sprint Nextel Corp. (a)	45,732	180,641
Telephone & Data Systems, Inc.	1,172	36,344
		216,985
TOTAL COMMON STOCKS		59,729,494
CORPORATE NOTES—1.2%
DEVELOPMENT AUTHORITIES—1.2%
MMA Community Development Investment, Inc., 0.84%, 12/31/09+(b)	175,000	175,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09+(b)	585,000	585,000
TOTAL CORPORATE NOTES		760,000

TOTAL INVESTMENTS (Cost* $67,780,779)—99.5%		$60,489,494
Other assets in excess of liabilities — 0.5%		313,555
NET ASSETS—100%		$60,803,049

(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc. (Restricted)	0.84%	175,000	7/2002
MMA Community Development Investment, Inc. (Restricted)	1.26%	585,000	12/2001

At September 30, 2009, these securities had an aggregate market value of 760,000, representing 1.3% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2009.
*	Represents cost for financial reporting purposes.
plc	Public Liability Company.
REIT	Real Estate Investment Trust.

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—1.8%
CH Robinson Worldwide, Inc.	806	$46,546
Expeditors International of Washington, Inc.	1,026	36,064
FedEx Corp.	1,495	112,454
United Parcel Service, Inc., Class B	3,187	179,970
		375,034
AIRLINES—0.3%
Delta Air Lines, Inc. (a)	3,819	34,218
Southwest Airlines Co.	3,572	34,291
		68,509
BEVERAGES—3.2%
Coca-Cola Co./The	3,545	190,367
Dr Pepper Snapple Group, Inc. (a)	1,243	35,736
Hansen Natural Corp. (a)	571	20,979
PepsiCo, Inc./NC	7,149	419,360
		666,442
BIOTECHNOLOGY—3.9%
Amgen, Inc. (a)	4,665	280,973
Amylin Pharmaceuticals, Inc. (a)	1,399	19,152
Biogen Idec, Inc. (a)	1,145	57,845
Celgene Corp. (a)	2,194	122,645
Cephalon, Inc. (a)	308	17,938
Genzyme Corp. (a)	1,336	75,791
Gilead Sciences, Inc. (a)	3,888	181,103
Myriad Genetics, Inc. (a)	574	15,728
Myriad Pharmaceuticals, Inc. (a)	96	563
Vertex Pharmaceuticals, Inc. (a)	769	29,145
		800,883
CAPITAL MARKETS—2.1%
Charles Schwab Corp./The	4,856	92,992
Eaton Vance Corp.	845	23,652
Franklin Resources, Inc.	827	83,196
Northern Trust Corp.	1,081	62,871
State Street Corp.	1,585	83,371
T Rowe Price Group, Inc.	1,304	59,593
TD Ameritrade Holding Corp. (a)	1,431	28,076
		433,751
CHEMICALS—1.6%
Airgas, Inc.	584	28,248
Albemarle Corp.	692	23,943
CF Industries Holdings, Inc.	307	26,473
Ecolab, Inc.	1,178	54,459
Nalco Holding Co.	1,153	23,625
Praxair, Inc.	1,506	123,025
Sigma-Aldrich Corp.	636	34,332
Terra Industries, Inc.	681	23,610
		337,715
COMMERCIAL BANKS—0.3%
US Bancorp	3,020	66,017

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
COMMERCIAL SERVICES & SUPPLIES—0.4%
Copart, Inc. (a)	719	$23,878
Iron Mountain, Inc. (a)	1,338	35,671
Stericycle, Inc. (a)	363	17,587
		77,136
COMMUNICATIONS EQUIPMENT—5.0%
Cisco Systems, Inc. (a)	26,157	615,736
Juniper Networks, Inc. (a)	2,880	77,817
Qualcomm, Inc.	7,456	335,371
		1,028,924
COMPUTERS & PERIPHERALS—11.9%
Apple, Inc. (a)	4,057	752,046
Dell, Inc. (a)	8,450	128,947
EMC Corp./Massachusetts (a)	9,700	165,288
Hewlett-Packard Co.	10,857	512,559
International Business Machines Corp.	6,023	720,411
NetApp, Inc. (a)	1,842	49,145
SanDisk Corp. (a)	1,587	34,438
Teradata Corp. (a)	1,028	28,290
Western Digital Corp. (a)	1,295	47,306
		2,438,430
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	972	49,426
Foster Wheeler AG (a)	623	19,880
Quanta Services, Inc. (a)	1,121	24,808
		94,114
CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	325	29,923
CONSUMER FINANCE—0.4%
American Express Co.	2,490	84,411
CONTAINERS & PACKAGING—0.3%
Crown Holdings, Inc. (a)	1,105	30,056
Pactiv Corp. (a)	1,069	27,847
		57,903
DIVERSIFIED CONSUMER SERVICES—0.4%
Apollo Group, Inc., Class A (a)	606	44,644
H&R Block, Inc.	884	16,248
ITT Educational Services, Inc. (a)	251	27,713
		88,605
DIVERSIFIED FINANCIAL SERVICES—0.8%
CME Group, Inc., Class A	303	93,382
IntercontinentalExchange, Inc. (a)	326	31,684
Moody's Corp.	1,238	25,329
NASDAQ OMX Group, Inc./The (a)	773	16,272
		166,667
ELECTRICAL EQUIPMENT—0.5%
AMETEK, Inc.	629	21,959
First Solar, Inc. (a)	248	37,909

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
ELECTRICAL EQUIPMENT—0.5% , continued
Roper Industries, Inc.	485	$24,725
SunPower Corp., Class A (a)	346	10,342
SunPower Corp., Class B (a)	525	13,246
		108,181
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
Corning, Inc.	7,459	114,197
ENERGY EQUIPMENT & SERVICES—2.3%
Cameron International Corp. (a)	1,110	41,980
Diamond Offshore Drilling, Inc.	361	34,483
ENSCO International, Inc.	485	20,632
FMC Technologies, Inc. (a)	743	38,814
Helmerich & Payne, Inc.	695	27,473
Nabors Industries Ltd. (a)	1,185	24,766
National Oilwell Varco, Inc. (a)	1,010	43,561
Noble Corp.	1,027	38,985
Smith International, Inc.	1,331	38,200
Transocean Ltd. (a)	1,013	86,642
Weatherford International Ltd. (a)	3,457	71,664
		467,200
FOOD & STAPLES RETAILING—5.0%
Costco Wholesale Corp.	2,033	114,783
CVS Caremark Corp.	6,645	237,492
Walgreen Co.	4,544	170,264
Wal-Mart Stores, Inc.	10,259	503,615
		1,026,154
FOOD PRODUCTS—1.1%
Dean Foods Co. (a)	1,306	23,234
General Mills, Inc.	994	63,994
Hershey Co./The	1,057	41,075
HJ Heinz Co.	806	32,038
Kellogg Co.	1,249	61,488
		221,829
GAS UTILITIES—0.3%
EQT Corp.	838	35,699
Questar Corp.	830	31,175
		66,874
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
Baxter International, Inc.	2,691	153,414
Beckman Coulter, Inc.	419	28,886
Becton Dickinson and Co.	1,016	70,866
CR Bard, Inc.	303	23,819
DENTSPLY International, Inc.	722	24,938
Hologic, Inc. (a)	1,902	31,079
Hospira, Inc. (a)	647	28,856
Intuitive Surgical, Inc. (a)	193	50,614
Medtronic, Inc.	5,200	191,360
ResMed, Inc. (a)	488	22,057
St Jude Medical, Inc. (a)	1,572	61,324
Stryker Corp.	1,470	66,782

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—4.1% , continued
Varian Medical Systems, Inc. (a)	682	$28,732
Zimmer Holdings, Inc. (a)	1,166	62,323
		845,050
HEALTH CARE PROVIDERS & SERVICES—2.9%
Aetna, Inc.	968	26,939
DaVita, Inc. (a)	370	20,957
Express Scripts, Inc., Class A (a)	1,245	96,587
Henry Schein, Inc. (a)	571	31,354
Humana, Inc. (a)	737	27,490
Laboratory Corp of America Holdings (a)	346	22,732
McKesson Corp.	1,403	83,549
Medco Health Solutions, Inc. (a)	2,276	125,885
Quest Diagnostics, Inc./DE	546	28,496
UnitedHealth Group, Inc.	2,248	56,290
WellPoint, Inc. (a)	1,392	65,925
		586,204
HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp. (a)	456	34,109
IMS Health, Inc.	1,126	17,284
		51,393
HOTELS, RESTAURANTS & LEISURE—2.7%
Marriott International, Inc./DE, Class A	1,840	50,766
McDonald's Corp.	5,118	292,084
Starbucks Corp. (a)	4,105	84,768
Starwood Hotels & Resorts Worldwide, Inc.	315	10,405
Tim Hortons, Inc.	1,330	37,639
Yum! Brands, Inc.	2,532	85,480
		561,142
HOUSEHOLD DURABLES—0.2%
NVR, Inc. (a)	35	22,308
Toll Brothers, Inc. (a)	998	19,501
		41,809
HOUSEHOLD PRODUCTS—3.8%
Clorox Co.	573	33,704
Colgate-Palmolive Co.	2,202	167,968
Energizer Holdings, Inc. (a)	479	31,777
Kimberly-Clark Corp.	666	39,281
Procter & Gamble Co./The	8,590	497,533
		770,263
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
AES Corp./The (a)	2,291	33,953
INSURANCE—1.0%
Aon Corp.	241	9,806
Berkshire Hathaway, Inc., Class B (a)	54	179,442
Brown & Brown, Inc.	705	13,508
		202,756
INTERNET & CATALOG RETAIL—0.9%
Amazon.com, Inc. (a)	1,607	150,030

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
INTERNET & CATALOG RETAIL—0.9% , continued
Priceline.com, Inc. (a)	242	$40,128
		190,158
INTERNET SOFTWARE & SERVICES—4.1%
Akamai Technologies, Inc. (a)	1,115	21,943
eBay, Inc. (a)	5,372	126,833
Google, Inc., Class A (a)	1,089	539,981
VeriSign, Inc. (a)	1,302	30,844
Yahoo!, Inc. (a)	6,417	114,287
		833,888
IT SERVICES—3.5%
Accenture plc, Class A	2,683	99,995
Affiliated Computer Services, Inc., Class A (a)	557	30,173
Alliance Data Systems Corp. (a)	453	27,669
Automatic Data Processing, Inc.	2,293	90,115
Cognizant Technology Solutions Corp., Class A (a)	1,407	54,394
Fiserv, Inc. (a)	785	37,837
Hewitt Associates, Inc., Class A (a)	609	22,186
Mastercard, Inc., Class A	420	84,903
Paychex, Inc.	1,973	57,316
Visa, Inc., Class A	2,166	149,692
Western Union Co./The	3,278	62,020
		716,300
LIFE SCIENCES TOOLS & SERVICES—0.7%
Covance, Inc. (a)	370	20,036
Illumina, Inc. (a)	726	30,855
Life Technologies Corp. (a)	1,010	47,015
Millipore Corp. (a)	367	25,811
Waters Corp. (a)	530	29,606
		153,323
MACHINERY—0.8%
AGCO Corp. (a)	672	18,567
Deere & Co.	1,119	48,028
Flowserve Corp.	305	30,055
PACCAR, Inc.	1,868	70,442
		167,092
MEDIA—2.5%
Cablevision Systems Corp., Class A	1,220	28,975
Comcast Corp. - Special, Class A	2,496	40,136
Comcast Corp., Class A	6,301	106,424
DIRECTV Group, Inc./The (a)	2,901	80,009
Discovery Communications, Inc., Class A (a)	738	21,321
Discovery Communications, Inc., Class C (a)	738	19,210
Interpublic Group of Cos., Inc. (a)	1,727	12,987
Liberty Global, Inc., Series A (a)	1,052	23,744
McGraw-Hill Cos., Inc./The	1,627	40,903
Omnicom Group, Inc.	1,634	60,360

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
MEDIA—2.5% , continued
Viacom, Inc., Class B (a)	2,789	$78,203
		512,272
METALS & MINING—0.5%
Newmont Mining Corp.	2,300	101,246
MULTILINE RETAIL—1.6%
Dollar Tree, Inc. (a)	687	33,443
Family Dollar Stores, Inc.	952	25,133
Kohl's Corp. (a)	1,363	77,759
Nordstrom, Inc.	914	27,914
Target Corp.	3,431	160,159
		324,408
OIL, GAS & CONSUMABLE FUELS—2.3%
Alpha Natural Resources, Inc. (a)	716	25,132
Denbury Resources, Inc. (a)	1,571	23,769
EOG Resources, Inc.	870	72,654
Hess Corp.	988	52,818
Murphy Oil Corp.	695	40,011
PetroHawk Energy Corp. (a)	1,541	37,308
Range Resources Corp.	976	48,175
Southwestern Energy Co. (a)	1,793	76,525
Ultra Petroleum Corp. (a)	911	44,603
XTO Energy, Inc.	1,167	48,220
		469,215
PERSONAL PRODUCTS—0.5%
Avon Products, Inc.	2,251	76,444
Estee Lauder Cos., Inc./The, Class A	650	24,102
		100,546
PHARMACEUTICALS—5.1%
Abbott Laboratories	7,049	348,714
Allergan, Inc./United States	1,505	85,424
Johnson & Johnson	6,119	372,586
Perrigo Co.	723	24,575
Schering-Plough Corp.	7,727	218,287
		1,049,586
PROFESSIONAL SERVICES—0.6%
Dun & Bradstreet Corp.	377	28,396
Equifax, Inc.	1,003	29,227
FTI Consulting, Inc. (a)	471	20,069
IHS, Inc., Class A (a)	488	24,951
Robert Half International, Inc.	1,179	29,499
		132,142
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
Public Storage REIT	684	51,464
Simon Property Group, Inc. REIT	125	8,679
		60,143
ROAD & RAIL—0.1%
JB Hunt Transport Services, Inc.	731	23,487

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
Altera Corp.	1,794	$36,795
Applied Materials, Inc.	4,932	66,089
Broadcom Corp., Class A (a)	2,456	75,375
Intel Corp.	9,000	176,130
KLA-Tencor Corp.	645	23,130
Lam Research Corp. (a)	691	23,605
Marvell Technology Group Ltd. (a)	3,073	49,752
MEMC Electronic Materials, Inc. (a)	834	13,869
National Semiconductor Corp.	1,720	24,544
NVIDIA Corp. (a)	2,317	34,824
Texas Instruments, Inc.	4,327	102,507
		626,620
SOFTWARE—9.0%
Activision Blizzard, Inc. (a)	3,596	44,554
Adobe Systems, Inc. (a)	2,601	85,937
Autodesk, Inc. (a)	1,234	29,369
BMC Software, Inc. (a)	962	36,104
CA, Inc.	2,071	45,541
Citrix Systems, Inc. (a)	751	29,462
Electronic Arts, Inc. (a)	1,632	31,090
Intuit, Inc. (a)	1,347	38,390
McAfee, Inc. (a)	846	37,046
Microsoft Corp.	36,367	941,542
Nuance Communications, Inc. (a)	1,773	26,524
Oracle Corp.	18,124	377,704
Red Hat, Inc. (a)	1,160	32,062
Salesforce.com, Inc. (a)	664	37,802
Symantec Corp. (a)	3,953	65,106
		1,858,233
SPECIALTY RETAIL—2.9%
AutoZone, Inc. (a)	169	24,711
Bed Bath & Beyond, Inc. (a)	1,359	51,017
Best Buy Co., Inc.	1,781	66,823
CarMax, Inc. (a)	1,462	30,556
GameStop Corp., Class A (a)	1,014	26,841
Lowe's Cos., Inc.	7,014	146,873
O'Reilly Automotive, Inc. (a)	954	34,478
PetSmart, Inc.	1,009	21,946
Ross Stores, Inc.	752	35,923
Staples, Inc.	3,352	77,833
TJX Cos., Inc.	2,035	75,600
		592,601
TEXTILES, APPAREL & LUXURY GOODS—1.0%
Coach, Inc.	1,797	59,157
NIKE, Inc., Class B	1,840	119,048
Polo Ralph Lauren Corp., Class A	368	28,196
		206,401
THRIFTS & MORTGAGE FINANCE—0.2%
Capitol Federal Financial	419	13,794
Hudson City Bancorp, Inc.	1,920	25,248
See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
THRIFTS & MORTGAGE FINANCE—0.2% , continued
TFS Financial Corp.	169	$2,011
		41,053
TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	853	33,011
WW Grainger, Inc.	322	28,774
		61,785
WIRELESS TELECOMMUNICATION SERVICES—0.8%
American Tower Corp., Class A (a)	1,893	68,905
Crown Castle International Corp. (a)	1,424	44,657
Leap Wireless International, Inc. (a)	503	9,834
MetroPCS Communications, Inc. (a)	1,776	16,623
NII Holdings, Inc., Class B (a)	998	29,920
		169,939
TOTAL COMMON STOCKS		20,301,907
CORPORATE NOTES—0.9%
DEVELOPMENT AUTHORITIES—0.9%
MMA Community Development Investment, Inc., 0.84%, 12/31/09+(b)	35,000	35,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09+(b)	155,000	155,000
TOTAL CORPORATE NOTES		190,000

SHORT TERM INVESTMENT—0.7%
JPMorgan U.S. Government Money Market Fund	152,072	152,072

TOTAL INVESTMENTS (Cost* $22,481,335)—100.4%		$20,643,979
Other liabilities in excess of other assets — (0.4)%		(82,292)
NET ASSETS—100%		$20,561,687

(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc. (Restricted)	0.84%	35,000	12/2001
MMA Community Development Investment, Inc. (Restricted)	1.26%	155,000	12/2001

At September 30, 2009, these securities had an aggregate market value of 190,000, representing 0.9% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2009.
*	Represents cost for financial reporting purposes.
plc	Public Liability Company.
REIT	Real Estate Investment Trust.

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%
ARGENTINA—0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
IRSA Inversiones y Representaciones SA- GDR (a)	60,060	$498,498
AUSTRALIA—2.1%
DIVERSIFIED FINANCIAL SERVICES—0.3%
ASX Ltd.	8,742	271,488
INSURANCE—0.9%
AMP Ltd.	87,854	505,367
Suncorp-Metway Ltd.	46,451	363,920
		869,287
METALS & MINING—0.4%
Newcrest Mining Ltd.	15,235	428,776
OIL, GAS & CONSUMABLE FUELS—0.5%
Woodside Petroleum Ltd.	10,636	489,175
		2,058,726
AUSTRIA—0.3%
CONSTRUCTION MATERIALS—0.3%
RHI AG (a)	8,338	238,420
BELGIUM—0.5%
COMMERCIAL BANKS—0.3%
KBC GROEP NV (a)	4,923	247,284
HEALTH CARE TECHNOLOGY—0.2%
Afga Gevaert NV (a)	43,059	236,924
		484,208
BERMUDA—0.3%
INSURANCE—0.3%
PartnerRe Ltd.	3,973	305,683
CANADA—4.4%
COMMUNICATIONS EQUIPMENT—0.6%
Research in Motion Ltd. (a)	8,161	551,275
METALS & MINING—0.4%
Agnico-Eagle Mines Ltd.	5,495	372,836
OIL, GAS & CONSUMABLE FUELS—2.7%
Canadian Natural Resources Ltd.	23,695	1,600,027
EnCana Corp.	17,429	1,009,244
		2,609,271
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Brookfield Asset Management, Inc., Class A	32,329	734,192
		4,267,574

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%, continued
CAYMAN ISLANDS—1.6%
INTERNET SOFTWARE & SERVICES—1.6%
Sina Corp./China (a)	40,664	$1,543,605
CHINA—0.8%
SOFTWARE—0.8%
Vanceinfo Technologies, Inc.- ADR (a)	39,751	772,759
FINLAND—0.4%
COMMUNICATIONS EQUIPMENT—0.4%
Nokia OYJ	25,126	369,527
FRANCE—8.8%
AUTO COMPONENTS—0.6%
Compagnie Generale des Etablissements Michelin, Class B	7,741	607,295
BUILDING PRODUCTS—1.1%
Cie de Saint-Gobain	20,020	1,038,573
COMMERCIAL BANKS—2.1%
BNP Paribas	11,275	900,878
Natixis (a)	56,459	340,398
Societe Generale	9,783	787,393
		2,028,669
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
France Telecom SA	19,984	532,390
ENERGY EQUIPMENT & SERVICES—0.7%
Technip SA	10,667	681,371
INSURANCE—1.6%
AXA SA	45,641	1,235,617
SCOR SE	12,932	353,508
		1,589,125
MEDIA—0.9%
Publicis Groupe	10,344	414,910
Vivendi	13,756	425,654
		840,564
MULTILINE RETAIL—0.9%
PPR	6,746	864,685
OFFICE ELECTRONICS—0.3%
Neopost SA	3,441	308,826
		8,491,498
GERMANY—12.9%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG	21,782	408,641

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%, continued
GERMANY—12.9% , continued
CAPITAL MARKETS—1.0%
Deutsche Bank AG	13,119	$1,016,922
CHEMICALS—1.1%
BASF SE	17,125	910,694
Lanxess AG	5,567	191,690
		1,102,384
COMMERCIAL BANKS—1.1%
Commerzbank AG (a)	80,398	1,025,932
CONSTRUCTION & ENGINEERING—0.4%
Hochtief AG	5,433	412,474
DISTRIBUTORS—0.2%
Kloeckner & Co. SE (a)	9,420	217,114
DIVERSIFIED FINANCIAL SERVICES—2.9%
Deutsche Boerse AG	34,795	2,855,497
FOOD & STAPLES RETAILING—0.3%
Metro AG	4,337	245,426
INSURANCE—2.1%
Allianz SE	6,370	802,600
Muenchener Rueckversicherungs Gesellschaft AG	7,500	1,199,605
		2,002,205
METALS & MINING—0.4%
Salzgitter AG	3,929	382,809
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Aixtron AG	6,581	180,572
Infineon Technologies AG (a)	126,493	720,067
		900,639
SOFTWARE—0.3%
SAP AG	5,029	246,906
TEXTILES, APPAREL & LUXURY GOODS—1.8%
Adidas AG	32,140	1,708,709
		12,525,658
GREECE—1.0%
DIVERSIFIED FINANCIAL SERVICES—1.0%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	76,585	972,792
HONG KONG—0.7%
WIRELESS TELECOMMUNICATION SERVICES—0.7%
China Mobile Ltd.- ADR	14,198	697,264

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%, continued
ISRAEL—0.5%
PHARMACEUTICALS—0.5%
Teva Pharmaceutical Industries Ltd.- ADR	9,302	$470,309
JAPAN—14.4%
AUTOMOBILES—3.2%
Isuzu Motors Ltd.	921,000	1,949,206
Toyota Motor Corp.	29,200	1,161,170
		3,110,376
BUILDING PRODUCTS—0.7%
Asahi Glass Co. Ltd.	82,000	662,211
CAPITAL MARKETS—0.9%
Nomura Holdings, Inc.	148,200	912,889
COMMERCIAL BANKS—0.9%
Mitsubishi UFJ Financial Group, Inc.	93,900	504,147
Mizuho Financial Group, Inc.	175,700	348,367
		852,514
CONSUMER FINANCE—0.5%
ORIX Corp.	7,430	453,538
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
Nippon Electric Glass Co. Ltd.	79,000	720,702
TDK Corp.	7,600	439,365
		1,160,067
HOUSEHOLD DURABLES—0.8%
Makita Corp.	25,700	815,873
HOUSEHOLD PRODUCTS—0.9%
Unicharm Corp.	9,600	911,078
INSURANCE—1.6%
Sompo Japan Insurance, Inc.	81,600	548,999
Sony Financial Holdings, Inc.	122	350,474
T&D Holdings, Inc.	12,200	330,226
Tokio Marine Holdings, Inc.	9,600	278,028
		1,507,727
INTERNET & CATALOG RETAIL—0.5%
Rakuten, Inc.	724	482,263
INTERNET SOFTWARE & SERVICES—0.7%
Yahoo! Japan Corp.	1,873	636,330
LEISURE EQUIPMENT & PRODUCTS—0.2%
NIKON Corp.	8,000	146,321
MACHINERY—0.5%
Toshiba Machine Company, Ltd.	135,000	497,744

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%, continued
JAPAN—14.4% , continued
OFFICE ELECTRONICS—0.8%
CANON, Inc.	18,700	$756,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
ADVANTEST Corp.	10,300	285,681
Elpida Memory, Inc. (a)	20,500	268,766
Tokyo Electron Ltd.	7,200	459,549
		1,013,996
		13,919,051
JERSEY—0.5%
PROFESSIONAL SERVICES—0.5%
Experian plc	53,867	453,232
LUXEMBOURG—1.0%
METALS & MINING—1.0%
ArcelorMittal	25,541	954,961
NETHERLANDS—6.9%
COMMERCIAL SERVICES & SUPPLIES—0.4%
Brunel International NV	10,377	354,581
DIVERSIFIED FINANCIAL SERVICES—1.1%
ING Groep NV, CVA (a)	61,913	1,105,347
FOOD PRODUCTS—0.8%
Unilever NV, CVA	26,072	751,427
PROFESSIONAL SERVICES—4.3%
Randstad Holding NV (a)	51,719	2,233,828
USG People NV (a)	92,089	1,909,565
		4,143,393
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV	11,478	337,613
		6,692,361
SINGAPORE—0.3%
COMMERCIAL BANKS—0.3%
DBS Group Holdings Ltd.	33,000	311,095
SOUTH KOREA—0.4%
FOOD PRODUCTS—0.4%
Lotte Confectionery Company Ltd.	349	367,587
SPAIN—4.1%
BIOTECHNOLOGY—0.3%
Grifols SA	13,930	265,309

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%, continued
SPAIN—4.1% , continued
COMMERCIAL BANKS—1.0%
Banco Santander SA	60,793	$978,595
DIVERSIFIED FINANCIAL SERVICES—1.2%
Bolsas y Mercados Espanoles	12,766	497,115
Criteria Caixacorp SA	124,463	639,299
		1,136,414
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
Telefonica SA	28,167	777,184
SPECIALTY RETAIL—0.8%
Inditex SA	14,249	817,595
		3,975,097
SWEDEN—1.8%
COMMERCIAL BANKS—0.9%
Nordea Bank AB	85,547	861,458
CONSTRUCTION & ENGINEERING—0.3%
Skanska AB, Series B	18,714	274,622
SPECIALTY RETAIL—0.6%
Hennes & Mauritz AB (H&M), Class B	9,967	559,743
		1,695,823
SWITZERLAND—9.5%
BIOTECHNOLOGY—0.5%
Actelion Ltd. (a)	8,568	532,038
CAPITAL MARKETS—1.5%
Credit Suisse Group AG	25,643	1,422,824
ELECTRICAL EQUIPMENT—1.1%
ABB Ltd. (a)	50,682	1,017,259
FOOD PRODUCTS—1.1%
Nestle SA	25,145	1,071,507
INSURANCE—1.2%
Zurich Financial Services AG	5,048	1,200,745
PHARMACEUTICALS—1.7%
Novartis AG	13,273	664,098
Roche Holding AG	5,973	965,433
		1,629,531
PROFESSIONAL SERVICES—1.3%
Adecco SA	24,086	1,280,651

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%, continued
SWITZERLAND—9.5% , continued
TEXTILES, APPAREL & LUXURY GOODS—1.1%
Swatch Group AG/The	4,371	$1,029,587
		9,184,142
UNITED KINGDOM—20.2%
AIRLINES—0.1%
British Airways plc (a)	32,222	113,543
CAPITAL MARKETS—1.4%
ICAP plc	36,912	249,344
Man Group plc	206,168	1,091,216
		1,340,560
COMMERCIAL BANKS—5.9%
Allied Irish Banks plc (a)	37,732	177,079
Barclays plc (a)	366,893	2,169,403
Governor and Company of the Bank of Ireland/The (a)	35,086	175,597
HSBC Holdings plc	206,018	2,356,655
Standard Chartered plc	31,999	788,533
		5,667,267
COMMERCIAL SERVICES & SUPPLIES—0.3%
Savills plc	49,084	260,892
CONTAINERS & PACKAGING—0.2%
Rexam plc	42,479	177,180
ENERGY EQUIPMENT & SERVICES—1.0%
AMEC plc	83,229	1,004,201
FOOD PRODUCTS—0.6%
Cadbury plc	47,908	614,784
HOUSEHOLD PRODUCTS—0.4%
Reckitt Benckiser Group plc	7,277	355,622
INDUSTRIAL CONGLOMERATES—0.4%
Cookson Group plc (a)	66,141	434,528
MACHINERY—0.4%
Invensys plc	77,389	360,015
MEDIA—0.4%
WPP plc	46,981	403,177
METALS & MINING—4.2%
Anglo American plc (a)	14,700	468,192
Antofagasta plc	46,664	566,381
BHP Billiton plc	56,440	1,540,544
Rio Tinto plc	19,505	831,787

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%, continued
UNITED KINGDOM—20.2% , continued
METALS & MINING—4.2% , continued
Xstrata plc (a)	45,466	$670,274
		4,077,178
MULTILINE RETAIL—0.2%
Next plc	6,239	178,670
OIL, GAS & CONSUMABLE FUELS—1.7%
BG Group plc	39,642	688,628
BP plc	53,977	477,016
Royal Dutch Shell plc, Class A	18,237	519,787
		1,685,431
PROFESSIONAL SERVICES—1.1%
Hays plc	468,112	778,005
Intertek Group plc	12,135	246,093
		1,024,098
TEXTILES, APPAREL & LUXURY GOODS—0.4%
Burberry Group plc	48,354	389,073
TRADING COMPANIES & DISTRIBUTORS—0.7%
Ashtead Group plc	247,309	339,099
Travis Perkins plc	21,888	291,374
		630,473
WIRELESS TELECOMMUNICATION SERVICES—0.8%
Vodafone Group plc	353,564	792,164
		19,508,856
UNITED STATES—0.6%
ENERGY EQUIPMENT & SERVICES—0.5%
Transocean Ltd. (a)	5,654	483,587
INSURANCE—0.1%
RenaissanceRe Holdings Ltd.	2,540	139,090
		622,677
TOTAL COMMON STOCKS		91,381,403

	SHARES	VALUE
PREFERRED STOCKS—2.5%
GERMANY—2.5%
AUTOMOBILES—1.3%
Volkswagen AG (Preference)	10,522	1,214,876
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
Fresenius SE (Preference)	20,041	1,168,704
		2,383,580
TOTAL PREFERRED STOCKS		2,383,580

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

CORPORATE BOND—0.4%
COMMERCIAL BANKS—0.4%
National Bank of Greece SA, %, (a)	10,810	387,569
CORPORATE NOTES—1.3%
DEVELOPMENT AUTHORITIES—1.3%
MMA Community Development Investment, Inc., 0.84%,
12/31/09+(b)	543,000	543,000
MMA Community Development Investment, Inc., 1.26%,
12/31/09+(b)	762,000	762,000
TOTAL CORPORATE NOTES		$1,305,000

	SHARES	VALUE
SHORT TERM INVESTMENT—1.2%
JPMorgan U.S. Government Money Market Fund	1,167,671	1,167,671

TOTAL INVESTMENTS (Cost* $79,942,366)—99.9%		$96,625,223
Other assets in excess of liabilities — 0.1%		132,200
NET ASSETS—100%		$96,757,423

(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc. (Restricted)	0.84%	543,000	12/2001
MMA Community Development Investment, Inc. (Restricted)	1.26%	762,000	12/2001

At September 30, 2009, these securities had an aggregate market value of 1,305,000, representing 1.4% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2009.
*	Represents cost for financial reporting purposes.
ADR	American Depositary Receipt.
CVA	Dutch Certificate.
GDR	Global Depositary Receipt.
plc	Public Liability Company.

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—2.4%
Forward Air Corp.	11,350	$262,753
UTI Worldwide, Inc.	17,050	246,884
		509,637
CAPITAL MARKETS—2.8%
Lazard Ltd., Class A	6,500	268,515
Raymond James Financial, Inc.	14,250	331,740
		600,255
CHEMICALS—2.1%
Calgon Carbon Corp. (a)	18,050	267,681
Schulman (A.), Inc.	8,900	177,377
		445,058
COMMERCIAL BANKS—6.6%
CapitalSource, Inc.	19,550	84,847
First Horizon National Corp. (a)	21,706	287,167
Glacier Bancorp, Inc.	12,300	183,762
PrivateBancorp, Inc.	10,550	258,053
Prosperity Bancshares, Inc.	6,600	229,614
Synovus Financial Corp.	45,300	169,875
Texas Capital Bancshares, Inc. (a)	13,150	221,446
		1,434,764
COMMERCIAL SERVICES & SUPPLIES—1.9%
Copart, Inc. (a)	6,000	199,260
Waste Connections, Inc. (a)	7,700	222,222
		421,482
COMMUNICATIONS EQUIPMENT—3.2%
Arris Group, Inc. (a)	13,150	171,081
Brocade Communications Systems, Inc. (a)	31,300	246,018
F5 Networks, Inc. (a)	6,900	273,447
		690,546
COMPUTERS & PERIPHERALS—1.4%
Electronics for Imaging, Inc. (a)	2,000	22,540
Netezza Corp. (a)	25,500	286,620
		309,160
CONSUMER FINANCE—2.2%
Cash America International, Inc.	9,250	278,980
First Cash Financial Services, Inc. (a)	11,850	202,990
		481,970
CONTAINERS & PACKAGING—2.3%
Packaging Corp of America	13,850	282,540
Silgan Holdings, Inc.	4,200	221,466
		504,006
DISTRIBUTORS—1.2%
LKQ Corp. (a)	13,850	256,779
DIVERSIFIED CONSUMER SERVICES—4.2%
Capella Education Co. (a)	3,750	252,525
Coinstar, Inc. (a)	5,600	184,688
Grand Canyon Education, Inc. (a)	12,200	217,526

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
DIVERSIFIED CONSUMER SERVICES—4.2% , continued
K12, Inc. (a)	15,150	$249,672
		904,411
ELECTRICAL EQUIPMENT—2.5%
Baldor Electric Co.	10,100	276,134
Franklin Electric Co., Inc.	9,350	268,064
		544,198
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.4%
Itron, Inc. (a)	3,550	227,697
National Instruments Corp.	10,750	297,022
Rofin-Sinar Technologies, Inc. (a)	9,400	215,824
Trimble Navigation Ltd. (a)	8,700	208,017
		948,560
ENERGY EQUIPMENT & SERVICES—4.8%
Atwood Oceanics, Inc. (a)	8,200	289,214
Core Laboratories NV	2,500	257,725
Dril-Quip, Inc. (a)	5,800	287,912
Willbros Group, Inc. (a)	13,100	199,513
		1,034,364
HEALTH CARE EQUIPMENT & SUPPLIES—6.2%
American Medical Systems Holdings, Inc. (a)	13,950	236,034
Conceptus, Inc. (a)	21,950	406,953
Haemonetics Corp. (a)	4,500	252,540
Meridian Bioscience, Inc.	11,200	280,112
NuVasive, Inc. (a)	4,150	173,304
		1,348,943
HEALTH CARE PROVIDERS & SERVICES—3.6%
MWI Veterinary Supply, Inc. (a)	11,700	467,415
PSS World Medical, Inc. (a)	14,050	306,712
		774,127
HEALTH CARE TECHNOLOGY—1.0%
MedAssets, Inc. (a)	9,600	216,672
HOTELS, RESTAURANTS & LEISURE—1.0%
Jack in the Box, Inc. (a)	10,500	215,145
HOUSEHOLD DURABLES—1.9%
Tempur-Pedic International, Inc. (a)	22,250	421,415
INDUSTRIAL CONGLOMERATES—0.7%
Raven Industries, Inc.	5,750	153,698
INSURANCE—1.0%
Argo Group International Holdings Ltd. (a)	6,609	222,591
INTERNET SOFTWARE & SERVICES—2.3%
MercadoLibre, Inc. (a)	4,300	165,378

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
INTERNET SOFTWARE & SERVICES—2.3% , continued
Omniture, Inc. (a)	15,300	$328,032
		493,410
LIFE SCIENCES TOOLS & SERVICES—3.3%
Charles River Laboratories International, Inc. (a)	5,650	208,937
Parexel International Corp. (a)	21,100	286,749
Techne Corp.	3,550	222,052
		717,738
MACHINERY—3.3%
CIRCOR International, Inc.	4,900	138,474
CLARCOR, Inc.	4,800	150,528
Kaydon Corp.	8,850	286,917
Mueller Water Products, Inc., Series A	23,250	127,410
		703,329
MARINE—1.5%
Kirby Corp. (a)	8,800	324,016
MEDIA—0.4%
Hartke-Hanks, Inc.	5,800	80,214
METALS & MINING—1.2%
Carpenter Technology Corp.	11,300	264,307
OIL, GAS & CONSUMABLE FUELS—3.8%
Carrizo Oil & Gas, Inc. (a)	9,750	238,778
Concho Resources, Inc./Midland TX (a)	8,350	303,272
EXCO Resources, Inc. (a)	15,300	285,957
		828,007
PHARMACEUTICALS—1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	9,950	225,169
PROFESSIONAL SERVICES—0.9%
Administaff, Inc.	4,950	130,037
Resources Connection, Inc. (a)	4,200	71,652
		201,689
ROAD & RAIL—1.3%
Landstar System, Inc.	7,550	287,353
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
FormFactor, Inc. (a)	13,850	331,292
Intersil Corp., Class A	17,100	261,801
National Semiconductor Corp.	11,200	159,824
		752,917
SOFTWARE—5.9%
ANSYS, Inc. (a)	5,950	222,947
MicroStrategy, Inc., Class A (a)	3,700	264,698
Nuance Communications, Inc. (a)	18,350	274,516
Sybase, Inc. (a)	5,300	206,170
See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%, continued
SOFTWARE—5.9% , continued
TIBCO Software, Inc. (a)	33,550	$318,389
		1,286,720
SPECIALTY RETAIL—7.2%
DSW, Inc., Class A (a)	19,500	311,415
Foot Locker, Inc.	25,950	310,103
Hibbett Sports, Inc. (a)	11,350	206,911
Signet Jewelers Ltd. (a)	7,600	200,108
Tractor Supply Co. (a)	6,000	290,520
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15,050	248,475
		1,567,532
TEXTILES, APPAREL & LUXURY GOODS—3.2%
Phillips-Van Heusen Corp.	8,200	350,878
Warnaco Group, Inc./The, Class A (a)	7,800	342,108
		692,986
TRADING COMPANIES & DISTRIBUTORS—1.4%
WESCO International, Inc. (a)	10,450	300,960
WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp., Class A (a)	9,200	248,676
TOTAL COMMON STOCKS		21,412,804
CORPORATE NOTES—0.9%
DEVELOPMENT AUTHORITIES—0.9%
MMA Community Development Investment, Inc., 0.84%,
12/31/09+(b)	80,000	80,000
MMA Community Development Investment, Inc., 1.26%,
12/31/09+(b)	120,000	120,000
TOTAL CORPORATE NOTES		200,000

SHORT TERM INVESTMENT—1.3%
JPMorgan U.S. Government Money Market Fund	274,979	274,979

TOTAL INVESTMENTS (Cost* $20,367,290)—101.0%		$21,887,783
Other liabilities in excess of other assets — (1.0)%		(217,594)
NET ASSETS—100%		$21,670,189

(a)	Non-income producing securities.

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund Small Cap Fund
Schedule of portfolio investments
September 30, 2009 (Unaudited)

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Shares	Acquisition Date
MMA Community Development Investment, Inc. (Restricted)	0.84%	80,000	12/2001
MMA Community Development Investment, Inc. (Restricted)	1.26%	120,000	12/2001

At September 30, 2009, these securities had an aggregate market value of 200,000, representing 0.9% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2009.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
September 30, 2009 (Unaudited)

ORGANIZATION:

The MMA Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the MMA Praxis Intermediate Income Fund, the MMA Praxis Core Stock Fund, the MMA Praxis Value Index Fund, the MMA Praxis Growth Index Fund, the MMA Praxis International Fund and the MMA Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”). These are also known as the Intermediate Income Fund, Core Stock Fund, Value Index Fund, Growth Index Fund, International Fund, and Small Cap Fund.

As of September 30, 2009, the Funds currently offer two classes of shares; Class A and Class I. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.  Effective August 14, 2009, outstanding Class B Shares were converted to Class A Shares, and Class B Shares are no longer offered.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

SECURITIES VALUATION:

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded.  Investments in investment companies are valued at their respective net asset values as reported by such companies.  The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds’ Board of Trustees. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money Market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Funds have adopted the FASB ASC 820 “Fair Value Measurements.” Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
September 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolios net assets as of September 30, 2009:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
MMA Praxis Intermediate Income Fund
Asset Backed Securities	$–	$727,791	$–	$727,791
Collateralized Mortgage Obligations	–	386,410	–	386,410
Commercial Mortgage Backed Securities	–	22,714,733	–	22,714,733
Corporate Bonds	–	95,422,061	–	95,422,061
Corporate Notes	–	–	2,515,000	2,515,000
Foreign Bonds	–	2,055,985	–	2,055,985
Interest Only Bonds	–	289,741	–	289,741
Investment Companies	1,267,701	–	–	1,267,701
Municipal Bonds	–	3,873,898	–	3,873,898
Short Term Investments	12,244,825	–	–	12,244,825
U.S. Government Agencies	–	96,386,227	–	96,386,227
Total	$13,512,526	$221,856,846	$2,515,000	$237,884,372

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
MMA Praxis Core Stock Fund
Commercial Paper	$3,722,000	$–	$–	$3,722,000
Common Stocks	185,127,686	–	–	185,127,686
Corporate Bonds	–	1,217,998	–	1,217,998
Corporate Notes	–	–	2,935,000	2,935,000
Short Term Investments	25,013	–	–	25,013
Total	$188,874,699	$1,217,998	$2,935,000	$193,027,697

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
September 30, 2009 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
MMA Praxis Value Index Fund
Common Stocks	$59,729,494	$–	$–	$59,729,494
Corporate Notes	–	–	760,000	760,000
Total	$59,729,494	$–	$760,000	$60,489,494

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
MMA Praxis Growth Index Fund
Common Stocks	$20,301,907	$–	$–	$20,301,907
Corporate Notes	–	–	190,000	190,000
Short Term Investments	152,072	–	–	152,072
Total	$20,453,979	$–	$190,000	$20,643,979

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
MMA Praxis International Fund
Common Stocks	$91,381,403	$–	$–	$91,381,403
Corporate Bonds	387,569	–	–	387,569
Corporate Notes	–	–	1,305,000	1,305,000
Preferred Stocks	2,383,580	–	–	2,383,580
Short Term Investments	1,167,671	–	–	1,167,671
Total	$95,320,223	$–	$1,305,000	$96,625,223

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
MMA Praxis Small Cap Fund
Common Stocks	$21,412,804	$–	$–	$21,412,804
Corporate Notes	–	–	200,000	200,000
Short Term Investments	274,979	–	–	274,979
Total	$21,687,783	$–	$200,000	$21,887,783

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
September 30, 2009 (Unaudited)

SECURITIES TRANSACTIONS AND RELATED INCOME:
Security transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

DERIVATIVE FINANCIAL INSTRUMENTS:

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.  The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect a Fund against possible changes in the market value of its portfolio or to manage a Fund’s foreign currency exposure or to generate potential gain.  All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation.  Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract.  In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract.  Risk may arise as result of the potential inability of the counterparties to meet the terms of their contracts.  Summarized below are specific types of derivative financial instruments used by the Trust.

Forward Foreign Currency Exchange Contracts:

The International Fund may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Fund will enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the International Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of September 30, 2009, the International Fund had the following forward foreign currency exchange contracts outstanding as follows:

Settlement Date	To Receive /Deliver	Initial Value	Market Value	Net Unrealized Appreciation	Net Unrealized Depreciation
Contracts to Buy
10/2/09	$25,188 EUR	$36,704	$36,859	$155	$-
10/1/09	29,116,831 JPY	323,988	324,331	343	-
10/1/09	9,130,813 JPY	102,228	101,708	-	520

Contracts to Sell
10/2/09	$292,470 CAD	$269,607	$273,157	$-	$3,550
10/5/09	170,453 CAD	159,421	159,207	214	-
10/22/09	4,764,000 CHF	4,608,999	4,601,165	7,834	-
10/5/09	326,664 EUR	478,400	478,051	349	-
10/5/09	254,599 JPY	2,846	2,836	10	-
10/29/09	297,800,000 JPY	3,132,495	3,318,679	-	186,184
10/29/09	78,600,000 JPY	830,805	875,917	-	45,112
10/29/09	96,100,000 JPY	1,006,820	1,070,937	-	64,117
10/29/09	174,100,000 JPY	1,826,738	1,940,168	-	113,430
10/29/09	118,000,000 JPY	1,209,921	1,314,990	-	105,069
				$8,905	$517,982

CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
JPY – Japanese Yen

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
September 30, 2009 (Unaudited)

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the “Adviser”), MMA Community Development Investments, Inc. (“MMA CDI”). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.  CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of  September 30, 2009:

	Tax cost of portfolio investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Intermediate Income Fund	$229,165,845	$10,437,774	$(1,719,248)	$8,718,526
Core Stock Fund	203,530,869	23,876,342	(34,379,514)	(10,503,172)
Value Index Fund	69,668,735	6,260,366	(15,439,607)	(9,179,241)
Growth Index Fund	22,787,049	1,062,683	(3,205,753)	(2,143,070)
International Fund	84,930,568	16,000,587	(4,305,932)	11,694,655
Small Cap Fund	20,446,086	3,231,640	(1,789,943)	1,441,697

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
September 30, 2009 (Unaudited)

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2009, the date of these Portfolio of Investments, through November 23, 2009, the date this report was issued and available.  There were no subsequent events to report that would have a material impact on the Funds’ Portfolio of Investments.

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date:  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date:  November 25, 2009

By (Signature and Title)

/s/ David Gautsche
David Gautsche, President

Date:  November 25, 2009